INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks, interest rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Secured loans without swap contract | USD | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	7.12%	4.93%
Secured loans without swap contract | USD | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	9.08%	9.09%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | USD | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	4.10%	4.10%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | USD | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate		9.15%
Secured loans | EUR | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	5.08%
Secured loans | EUR | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	6.73%